RBC FUNDS TRUST

RBC Mid Cap Value Fund

RBC SMID Cap Growth Fund

RBC Enterprise Fund

RBC Small Cap Core Fund

RBC Microcap Value Fund

Access Capital Community Investment Fund

Supplement dated December 17, 2012 to the Statement of Additional

Information (“SAI”) dated November 27, 2012

This Supplement provides additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective December 17, 2012, Kathleen A. Gorman no longer serves as Chief Compliance Officer, RBC Funds (“CCO”) and the Board of Trustees appointed Christina M. Moore as the CCO. Ms. Gorman continues to serve the RBC Funds as President and Chief Executive Officer and as a member of the Board of Trustees.

The Interested Trustee table on page 23 of the SAI is revised to include the following information:

INTERESTED TRUSTEE

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served With the Trust	Principal Occupation(s) During Past 5 Years(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee During Past 5 Years
Kathleen A. Gorman (4) (48)	Trustee since September 2012	President and Chief Executive Officer, RBC Funds (2012 to present); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Funds (2006 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006 to 2009)	14	None

The Executive Officers table on page 24 of the SAI is revised to include the following information:

Executive Officers

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served With the Trust(3)	Principal Occupation(s) During Past 5 Years
Kathleen A. Gorman (48)	President and Chief Executive Officer since September 2012 and Assistant Secretary since September 2006	President and Chief Executive Officer, RBC Funds (2012 to present); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Funds (2006 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006 to 2009).

Christina M. Moore (44)	Chief Compliance Officer, RBC Funds since December 2012	Senior Compliance Officer, RBC Funds (March 2012 to December 2012); Compliance Manager, Minnesota Life Insurance Company (2006 to 2012).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

Prime Money Market Fund

Tax-Free Money Market Fund

U.S. Government Money Market Fund

Supplement dated December 17, 2012 to the Statement of Additional

Information (“SAI”) dated November 27, 2012

This Supplement provides additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective December 17, 2012, Kathleen A. Gorman no longer serves as Chief Compliance Officer, RBC Funds (“CCO”) and the Board of Trustees appointed Christina M. Moore as the CCO. Ms. Gorman continues to serve the RBC Funds as President and Chief Executive Officer and as a member of the Board of Trustees.

The Interested Trustee table on page 15 of the SAI is revised to include the following information:

INTERESTED TRUSTEE

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served With the Trust	Principal Occupation(s) During Past 5 Years(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee During Past 5 Years
Kathleen A. Gorman (4) (48)	Trustee since September 2012	President and Chief Executive Officer, RBC Funds (2012 to present); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Funds (2006 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006 to 2009)	14	None

The Executive Officers table on page 15 of the SAI is revised to include the following information:

Executive Officers

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served With the Trust(3)	Principal Occupation(s) During Past 5 Years
Kathleen A. Gorman (48)	President and Chief Executive Officer since September 2012 and Assistant Secretary since September 2006	President and Chief Executive Officer, RBC Funds (2012 to present); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Funds (2006 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006 to 2009).

Christina M. Moore (44)	Chief Compliance Officer, RBC Funds since December 2012	Senior Compliance Officer, RBC Funds (March 2012 to December 2012); Compliance Manager, Minnesota Life Insurance Company (2006 to 2012).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC BlueBay Emerging Market Select Bond Fund

RBC BlueBay Emerging Market Corporate Bond Fund

RBC BlueBay Global High Yield Bond Fund

RBC BlueBay Global Convertible Bond Fund

RBC BlueBay Absolute Return Fund

Supplement dated December 17, 2012 to the Statement of Additional

Information (“SAI”) dated November 27, 2012

This Supplement provides additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective December 17, 2012, Kathleen A. Gorman no longer serves as Chief Compliance Officer, RBC Funds (“CCO”) and the Board of Trustees appointed Christina M. Moore as the CCO. Ms. Gorman continues to serve the RBC Funds as President and Chief Executive Officer and as a member of the Board of Trustees.

The Interested Trustee table on page 23 of the SAI is revised to include the following information:

INTERESTED TRUSTEE

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served With the Trust	Principal Occupation(s) During Past 5 Years(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee During Past 5 Years
Kathleen A. Gorman (4) (48)	Trustee since September 2012	President and Chief Executive Officer, RBC Funds (2012 to present); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Funds (2006 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006 to 2009)	14	None

The Executive Officers table on page 24 of the SAI is revised to include the following information:

Executive Officers

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served With the Trust(3)	Principal Occupation(s) During Past 5 Years
Kathleen A. Gorman (48)	President and Chief Executive Officer since September 2012 and Assistant Secretary since September 2006	President and Chief Executive Officer, RBC Funds (2012 to present); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Funds (2006 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006 to 2009).

Christina M. Moore (44)	Chief Compliance Officer, RBC Funds since December 2012	Senior Compliance Officer, RBC Funds (March 2012 to December 2012); Compliance Manager, Minnesota Life Insurance Company (2006 to 2012).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE